Condensed company financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Company Financial Statements
Schedule of condensed balance sheet

Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	-	14,312	1,961
Prepaid expenses and other current assets	-	25,075	3,435
Investment in subsidiaries	194,143	223,446	30,612
TOTAL ASSETS	194,143	262,833	36,008

LIABILITIES
Total liabilities	-	-	-

Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2023 and 2024; 78,063,300 shares issued and outstanding as of December 31, 2023; 79,563,300 shares issued and 79,467,057 shares outstanding as of December 31, 2024)	3	3	-
Subscription receivables	(3)	(3)	-
Treasury stock	-	(856)	(117)
Additional paid-in capital	113,554	142,828	19,567
Statutory reserve	19,559	23,271	3,188
Retained earnings	61,041	97,118	13,305
Accumulated other comprehensive (loss)/income	(11)	472	65
Total shareholders’ equity	194,143	262,833	36,008
TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	194,143	262,833	36,008

Schedule of condensed statements of operations

Condensed Statements of operations

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Operating income:
Share of income of subsidiaries	77,668	39,536	5,416
Interest income, net	-	253	35
Income before income tax expense	77,668	39,789	5,451
Income tax expense	-	-	-
Net income	77,668	39,789	5,451

Schedule of condensed statement of cash flow

Condensed Statement of Cash Flow

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Net cash used in operating activities	-	(24,691)	(3,383)

Net cash generated from investing activities	-	-	-

Net cash provided by financing activities	-	38,520	5,277

Effect of exchange rate changes on cash and cash equivalents	-	483	67

Net increase in cash and cash equivalents	-	14,312	1,961
Cash and cash equivalents at the beginning of year	-	-	-
Cash and cash equivalents at the end of year	-	14,312	1,961